Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Capital Risk Management
Schedule of the total indebtedness to total assets ratio

	As of
	December 31,
	2018	2019
Derivative financial instruments—current asset	(4,615)	(372)
Derivative financial instruments—non-current asset	(5,116)	—
Borrowings—current liability	440,389	109,822
Borrowings—non-current liability	925,411	1,236,202
Lease liabilities—current portion	—	472
Lease liabilities —non-current portion	—	414
Derivative financial instruments—current liability	1,253	2,607
Derivative financial instruments—non-current liability	3,543	6,688
Total indebtedness	1,360,865	1,355,833
Total assets	2,696,209	2,396,944
Total indebtedness/total assets	50.5%	56.6%